UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020–June 30, 2021

Item 1. Proxy Voting Record

There were no proxies voted on behalf of Western Asset Core Plus VIT Portfolio and Western Asset Variable Global High Yield Bond Portfolio.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06310
Reporting Period: 07/01/2020 - 06/30/2021
Legg Mason Partners Variable Income Trust

==================== Western Asset Core Plus VIT Portfolio =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Western Asset Variable Global High Yield Bond Portfolio ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By: /s/ Jane Trust

Jane Trust

President and Chief Executive Officer

Date: August 20, 2021